Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Entity Registrant Name	Western Union CO
Amendment Flag	false
Entity Central Index Key	0001365135
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-32903
Entity Tax Identification Number	20-4531180
Entity Address, Address Line One	7001 East Belleview Avenue
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	866
Local Phone Number	405-5012
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	WU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false